Mortgage Core Fund
Portfolio of Investments
September 30, 2025 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—94.9%
	Federal Home Loan Mortgage Corporation—26.3%
$ 11,067,466	2.000%, 5/1/2036	$ 10,237,101
26,996,980	2.000%, 11/1/2036	24,946,155
41,508,637	2.000%, 5/1/2050	33,838,588
6,417,012	2.000%, 8/1/2050	5,225,248
6,883,446	2.000%, 8/1/2050	5,639,473
4,116,433	2.000%, 12/1/2050	3,330,063
20,182,499	2.000%, 12/1/2050	16,421,601
20,161,655	2.000%, 1/1/2051	16,404,641
59,227,442	2.000%, 3/1/2051	48,227,751
36,126,515	2.000%, 4/1/2051	29,371,959
18,888,940	2.000%, 5/1/2051	15,357,284
42,016,326	2.000%, 1/1/2052	34,580,718
19,972,435	2.000%, 1/1/2052	16,194,509
31,876,290	2.500%, 12/1/2035	30,185,887
16,373,803	2.500%, 5/1/2050	13,835,937
6,419,490	2.500%, 8/1/2050	5,530,821
5,588,997	2.500%, 9/1/2050	4,771,631
36,965,194	2.500%, 11/1/2051	31,824,888
38,125,482	2.500%, 12/1/2051	32,561,716
29,819,963	2.500%, 12/1/2051	25,207,321
59,567,854	2.500%, 1/1/2052	51,172,778
11,610,373	2.500%, 3/1/2052	9,984,973
8,760,803	2.500%, 4/1/2052	7,482,312
15,417,724	2.500%, 4/1/2052	13,167,769
21,328,850	2.500%, 5/1/2052	18,322,911
9,424,897	2.500%, 5/1/2052	8,049,493
31,173,805	2.500%, 5/1/2052	26,419,940
369,200	3.000%, 6/1/2045	335,966
490,394	3.000%, 5/1/2046	445,409
10,002,781	3.000%, 10/1/2050	8,800,742
8,853,106	3.000%, 11/1/2050	7,789,224
6,731,087	3.000%, 11/1/2051	6,012,658
23,040,802	3.000%, 1/1/2052	20,374,580
24,347,565	3.000%, 2/1/2052	21,421,706
32,973,330	3.000%, 6/1/2052	29,258,209
21,041,740	3.000%, 8/1/2052	18,723,561
17,526,799	3.000%, 9/1/2052	15,498,644
11,033	3.500%, 6/1/2026	10,985
7,784	3.500%, 7/1/2026	7,745
22,756,939	3.500%, 12/1/2047	21,260,204
6,460,578	3.500%, 5/1/2051	5,912,508
3,029,820	3.500%, 3/1/2052	2,812,558
62,991,179	3.500%, 5/1/2052	57,726,188
3,890	4.000%, 5/1/2026	3,877
54,855	4.000%, 5/1/2026	54,675

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 544,664	4.000%, 12/1/2040	$ 532,730
8,551,823	4.000%, 4/1/2052	8,168,921
3,382,699	4.000%, 4/1/2052	3,233,355
19,951,029	4.000%, 7/1/2052	18,876,927
1,481,257	4.000%, 7/1/2052	1,409,843
59,868,230	4.000%, 9/1/2052	56,645,110
12,523,261	4.000%, 10/1/2052	11,876,442
47,967,300	4.000%, 10/1/2052	45,489,818
23,291,836	4.500%, 10/1/2037	23,381,093
8,263,930	4.500%, 5/1/2052	8,096,880
8,133,994	4.500%, 9/1/2052	7,950,761
5,336,606	4.500%, 10/1/2052	5,211,386
1,581,904	4.500%, 11/1/2052	1,546,269
16,293,503	4.500%, 12/1/2052	15,875,545
12,817,224	4.500%, 3/1/2053	12,480,429
489,501	5.000%, 1/1/2034	497,103
154,593	5.000%, 5/1/2034	156,885
626	5.000%, 11/1/2035	637
201,882	5.000%, 4/1/2036	205,409
291	5.000%, 4/1/2036	296
1,553	5.000%, 4/1/2036	1,580
51,133	5.000%, 4/1/2036	52,035
61,565	5.000%, 5/1/2036	62,640
35,021	5.000%, 6/1/2036	35,638
60,176	5.000%, 6/1/2036	61,213
206,523	5.000%, 12/1/2037	210,095
31,450	5.000%, 5/1/2038	31,997
21,586	5.000%, 6/1/2038	21,975
38,060	5.000%, 9/1/2038	38,748
34,690	5.000%, 2/1/2039	35,322
32,672	5.000%, 6/1/2039	33,270
97,225	5.000%, 2/1/2040	99,047
165,564	5.000%, 8/1/2040	168,723
29,317,353	5.000%, 10/1/2052	29,313,154
14,524,086	5.000%, 10/1/2054	14,449,386
14,727,511	5.000%, 10/1/2054	14,618,951
13,384,016	5.000%, 10/1/2054	13,286,170
26,470,180	5.000%, 11/1/2054	26,334,038
408,289	5.500%, 5/1/2034	421,494
18,550	5.500%, 3/1/2036	19,245
27,379	5.500%, 3/1/2036	28,385
9,612	5.500%, 3/1/2036	9,974
54,441	5.500%, 3/1/2036	56,433
137,528	5.500%, 6/1/2036	142,661
68,497	5.500%, 6/1/2036	71,031
20,257	5.500%, 6/1/2036	21,005
52,670	5.500%, 9/1/2037	54,748
104,922	5.500%, 9/1/2037	108,864
67,269	5.500%, 12/1/2037	69,949
8,299	5.500%, 3/1/2038	8,621

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 7,692,234	5.500%, 5/1/2038	$ 7,884,114
3,807,059	5.500%, 9/1/2052	3,886,569
23,476,771	5.500%, 12/1/2052	23,813,381
19,713,960	5.500%, 3/1/2053	19,965,816
13,063,013	5.500%, 9/1/2053	13,213,571
8,374	6.000%, 2/1/2032	8,660
9,173	6.000%, 5/1/2036	9,617
17,212	6.000%, 8/1/2037	18,153
135,348	6.000%, 9/1/2037	142,627
19,281,244	6.000%, 11/1/2053	19,744,096
28,699,941	6.000%, 1/1/2055	29,341,356
2,304	6.500%, 6/1/2029	2,381
895	6.500%, 7/1/2029	925
88,159	6.500%, 11/1/2036	93,689
930	6.500%, 4/1/2038	991
862	6.500%, 4/1/2038	920
23,051,352	6.500%, 10/1/2053	23,871,061
19,148,117	6.500%, 11/1/2053	19,818,553
4,391	7.000%, 4/1/2032	4,591
81,355	7.000%, 4/1/2032	86,107
6,529	7.000%, 9/1/2037	7,070
5,512	7.500%, 10/1/2029	5,743
3,247	7.500%, 11/1/2029	3,387
7,739	7.500%, 5/1/2031	8,201
805	8.000%, 3/1/2030	839
14,295	8.000%, 1/1/2031	14,845
18,829	8.000%, 2/1/2031	19,870
9,358	8.000%, 3/1/2031	9,852
	TOTAL	1,238,222,123
	Federal National Mortgage Association—46.1%
22,278,772	2.000%, 8/1/2035	20,697,759
4,107,548	2.000%, 4/1/2036	3,800,652
20,202,978	2.000%, 1/1/2037	18,706,140
7,559,938	2.000%, 2/1/2037	7,002,184
38,753,993	2.000%, 3/1/2037	35,652,608
16,761,310	2.000%, 5/1/2050	13,664,121
37,148,660	2.000%, 7/1/2050	30,284,256
32,024,189	2.000%, 11/1/2050	26,056,658
277,117,017	2.000%, 5/1/2051	225,391,186
19,737,488	2.000%, 10/1/2051	16,071,851
26,938,154	2.000%, 10/1/2051	21,842,614
9,684,036	2.000%, 12/1/2051	7,921,836
5,115,444	2.000%, 12/1/2051	4,206,969
25,909,753	2.000%, 12/1/2051	21,008,742
6,388,453	2.000%, 1/1/2052	5,209,979
34,907,725	2.000%, 1/1/2052	28,381,045
101,954,435	2.000%, 2/1/2052	83,210,673
21,627,907	2.000%, 2/1/2052	17,584,148
29,925,799	2.000%, 2/1/2052	24,489,568
16,984,362	2.000%, 3/1/2052	13,888,418

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 12,607,550	2.000%, 3/1/2052	$ 10,360,639
10,564,831	2.000%, 3/1/2052	8,678,671
15,344,442	2.000%, 3/1/2052	12,405,969
89,312,197	2.000%, 3/1/2052	72,613,540
27,464,235	2.500%, 9/1/2036	25,861,900
1,654,910	2.500%, 12/1/2036	1,567,668
24,383,673	2.500%, 12/1/2036	23,029,646
2,847,267	2.500%, 5/1/2037	2,691,827
7,218,513	2.500%, 6/1/2050	6,219,233
2,656,068	2.500%, 7/1/2050	2,269,290
13,033,024	2.500%, 9/1/2050	11,127,003
28,976,458	2.500%, 9/1/2050	24,648,230
30,276,213	2.500%, 10/1/2050	25,564,614
11,442,220	2.500%, 11/1/2050	9,661,576
23,944,402	2.500%, 11/1/2050	20,218,162
12,905,565	2.500%, 12/1/2050	10,897,194
18,637,106	2.500%, 2/1/2051	15,736,790
34,295,282	2.500%, 9/1/2051	29,311,903
64,901,656	2.500%, 10/1/2051	55,470,926
56,055,962	2.500%, 10/1/2051	47,910,582
18,533,366	2.500%, 10/1/2051	15,631,819
11,412,940	2.500%, 10/1/2051	9,653,314
29,224,004	2.500%, 11/1/2051	24,648,752
44,901,763	2.500%, 12/1/2051	37,914,128
6,754,159	2.500%, 1/1/2052	5,764,283
15,279,065	2.500%, 1/1/2052	13,001,598
19,681,024	2.500%, 1/1/2052	16,888,868
4,465,814	2.500%, 2/1/2052	3,821,082
2,164,483	2.500%, 2/1/2052	1,831,703
33,112,201	2.500%, 3/1/2052	28,021,349
54,488,319	2.500%, 4/1/2052	46,758,034
1,983,795	2.500%, 5/1/2052	1,676,315
26,167,660	2.500%, 5/1/2052	22,365,290
593,552	3.000%, 2/1/2032	579,687
10,242,769	3.000%, 1/1/2051	9,015,091
104,299,443	3.000%, 5/1/2051	91,765,727
28,896,028	3.000%, 7/1/2051	25,414,548
28,203,960	3.000%, 12/1/2051	25,043,833
9,283,190	3.000%, 2/1/2052	8,163,926
21,818,263	3.000%, 4/1/2052	19,354,875
4,184,285	3.000%, 5/1/2052	3,697,475
23,065,268	3.000%, 6/1/2052	20,533,166
42,741,879	3.000%, 6/1/2052	37,916,111
16,719,000	3.000%, 6/1/2052	14,715,094
57,036,580	3.000%, 6/1/2052	50,596,871
21,242,272	3.000%, 12/1/2052	18,669,663
11,102,345	3.000%, 6/1/2053	9,757,762
740	3.500%, 11/1/2025	737
2,032	3.500%, 11/1/2025	2,026
3,747	3.500%, 12/1/2025	3,734

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 5,844	3.500%, 1/1/2026	$ 5,822
1,193	3.500%, 1/1/2026	1,189
7,185,934	3.500%, 9/1/2037	6,986,629
10,912,411	3.500%, 6/1/2051	9,986,679
12,936,281	3.500%, 5/1/2052	11,855,028
17,922,359	3.500%, 5/1/2052	16,424,355
38,709,558	3.500%, 6/1/2052	35,595,064
15,244,530	3.500%, 6/1/2052	14,070,389
33,208,884	3.500%, 7/1/2052	30,630,363
8,541,627	3.500%, 1/1/2053	7,873,070
2,246	4.000%, 12/1/2025	2,239
15,581	4.000%, 7/1/2026	15,529
19,913,599	4.000%, 11/1/2037	19,674,663
5,250,436	4.000%, 10/1/2051	4,956,284
22,237,740	4.000%, 7/1/2052	21,103,073
18,567,392	4.000%, 7/1/2052	17,672,222
16,489,855	4.000%, 9/1/2052	15,669,082
22,998,814	4.000%, 4/1/2053	21,760,629
65,750	4.500%, 2/1/2039	65,928
385,907	4.500%, 5/1/2040	386,556
107,012	4.500%, 11/1/2040	107,182
5,401,682	4.500%, 8/1/2052	5,280,000
4,560,563	4.500%, 8/1/2052	4,431,605
13,615,794	4.500%, 10/1/2052	13,310,137
21,759,668	4.500%, 11/1/2052	21,221,893
4,033,884	4.500%, 11/1/2052	3,934,190
18,809,181	4.500%, 2/1/2053	18,361,959
43,145,770	4.500%, 4/1/2054	42,079,452
31,910,109	4.500%, 11/1/2054	31,001,810
680,015	5.000%, 2/1/2036	691,938
399,819	5.000%, 7/1/2040	407,395
449,832	5.000%, 10/1/2041	458,499
29,576,150	5.000%, 8/1/2052	29,664,340
5,341,536	5.000%, 6/1/2053	5,319,071
17,374,353	5.000%, 4/1/2054	17,366,436
13,111,598	5.000%, 10/1/2054	13,014,950
9,025,568	5.000%, 1/1/2055	8,961,943
10,969,428	5.000%, 1/1/2055	10,892,100
15,024	5.500%, 1/1/2032	15,451
7,881	5.500%, 1/1/2032	8,098
174,216	5.500%, 9/1/2034	180,191
432,054	5.500%, 12/1/2034	447,076
12,906	5.500%, 4/1/2035	13,333
51,876	5.500%, 1/1/2036	53,908
34,643	5.500%, 3/1/2036	35,966
140,873	5.500%, 4/1/2036	146,168
230,793	5.500%, 4/1/2036	239,608
163,333	5.500%, 5/1/2036	169,504
48,198	5.500%, 9/1/2036	50,049
159,750	5.500%, 8/1/2037	165,886

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 99,369	5.500%, 7/1/2038	$ 103,349
313,201	5.500%, 4/1/2041	325,104
8,479,426	5.500%, 9/1/2052	8,643,401
6,849,811	5.500%, 11/1/2052	6,948,024
20,713,115	5.500%, 4/1/2053	21,146,030
2,042	6.000%, 1/1/2029	2,087
2,778	6.000%, 2/1/2029	2,838
757	6.000%, 2/1/2029	774
2,141	6.000%, 4/1/2029	2,190
2,876	6.000%, 5/1/2029	2,941
1,704	6.000%, 5/1/2029	1,741
221,658	6.000%, 7/1/2034	231,735
144,237	6.000%, 11/1/2034	150,749
47,729	6.000%, 7/1/2036	50,172
11,073	6.000%, 7/1/2036	11,671
40,152	6.000%, 10/1/2037	42,227
9,497	6.000%, 6/1/2038	10,028
399,195	6.000%, 7/1/2038	421,623
20,502	6.000%, 9/1/2038	21,652
22,676	6.000%, 10/1/2038	23,912
253,203	6.000%, 2/1/2039	267,279
4,385,759	6.000%, 10/1/2053	4,485,674
37,025,308	6.000%, 12/1/2053	37,914,112
9,002,526	6.000%, 7/1/2054	9,201,614
3,505	6.500%, 9/1/2028	3,548
951	6.500%, 8/1/2029	983
2,986	6.500%, 6/1/2031	3,103
4,042	6.500%, 6/1/2031	4,214
1,172	6.500%, 6/1/2031	1,214
1,398	6.500%, 1/1/2032	1,445
15,409	6.500%, 3/1/2032	16,126
65,980	6.500%, 4/1/2032	68,991
9,896	6.500%, 5/1/2032	10,343
98,397	6.500%, 7/1/2036	104,494
1,794	6.500%, 8/1/2036	1,892
11,188	6.500%, 9/1/2036	11,924
14,735	6.500%, 12/1/2036	15,640
41,759	6.500%, 9/1/2037	44,611
164	6.500%, 12/1/2037	175
21,963	6.500%, 10/1/2038	23,458
9,674,032	6.500%, 10/1/2053	10,018,042
4,198	7.000%, 9/1/2031	4,395
57,947	7.000%, 11/1/2031	61,259
4,068	7.000%, 12/1/2031	4,296
17,549	7.000%, 2/1/2032	18,510
18,478	7.000%, 3/1/2032	19,535
25,649	7.000%, 3/1/2032	26,816
3,633	7.000%, 4/1/2032	3,846
7,549	7.000%, 4/1/2032	7,918
78,335	7.000%, 4/1/2032	83,047

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 81,136	7.000%, 6/1/2037	$ 88,061
3,128	7.500%, 9/1/2030	3,281
3,874	7.500%, 5/1/2031	4,079
1,012	7.500%, 6/1/2031	1,074
11,378	7.500%, 8/1/2031	12,058
17,974	7.500%, 1/1/2032	18,562
336	7.500%, 6/1/2033	352
235	8.000%, 11/1/2029	245
	TOTAL	2,167,987,026
	Government National Mortgage Association—7.2%
32,850,169	3.000%, 9/20/2050	29,334,994
524,206	3.500%, 8/15/2043	492,660
347,340	3.500%, 8/15/2043	326,670
5,923,388	3.500%, 3/20/2047	5,486,477
7,226,997	3.500%, 11/20/2047	6,687,155
14,638,739	3.500%, 5/20/2052	13,417,167
24,716,186	3.500%, 11/20/2052	22,616,984
485,750	4.000%, 9/15/2040	471,453
1,298,970	4.000%, 10/15/2040	1,262,656
628,795	4.000%, 1/15/2041	610,288
789,645	4.000%, 10/15/2041	765,815
2,591,725	4.000%, 6/15/2048	2,457,684
111,915	4.500%, 1/15/2039	111,833
66,901	4.500%, 6/15/2039	66,808
371,322	4.500%, 10/15/2039	370,599
138,669	4.500%, 1/15/2040	138,405
82,563	4.500%, 6/15/2040	82,387
57,479	4.500%, 9/15/2040	57,339
60,005	4.500%, 2/15/2041	59,884
404,272	4.500%, 3/15/2041	403,407
37,487	4.500%, 5/15/2041	37,384
1,360,406	4.500%, 6/20/2041	1,357,603
275,536	4.500%, 9/15/2041	274,649
276,165	4.500%, 10/15/2043	274,970
33,781,023	4.500%, 12/20/2053	32,879,036
226,232	5.000%, 1/15/2039	229,927
183,447	5.000%, 5/15/2039	186,492
247,335	5.000%, 8/20/2039	251,469
63,947,160	5.000%, 9/20/2053	63,978,679
81,033	5.500%, 12/15/2038	83,355
59,266	5.500%, 12/20/2038	61,277
95,742	5.500%, 1/15/2039	98,576
121,523	5.500%, 2/15/2039	125,147
23,546,619	5.500%, 7/20/2053	23,852,874
35,522,126	5.500%, 8/20/2053	35,961,936
30,973,752	5.500%, 9/20/2053	31,337,888
2,180	6.000%, 10/15/2028	2,218
2,601	6.000%, 3/15/2029	2,648
42,213	6.000%, 2/15/2036	43,835
39,930	6.000%, 4/15/2036	41,516

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 35,743		6.000%, 6/15/2037	$ 37,149
31,715,069		6.000%, 6/20/2053	32,482,392
28,806,838		6.000%, 9/20/2054	29,337,258
5,214		6.500%, 10/15/2028	5,357
1,663		6.500%, 11/15/2028	1,709
1,519		6.500%, 12/15/2028	1,561
1,228		6.500%, 2/15/2029	1,262
14,922		6.500%, 9/15/2031	15,350
35,478		6.500%, 2/15/2032	36,585
2,692		7.000%, 11/15/2027	2,720
2,578		7.000%, 6/15/2028	2,622
2,550		7.000%, 1/15/2029	2,590
3,739		7.000%, 5/15/2029	3,823
10,390		7.000%, 5/15/2030	10,625
8,361		7.000%, 11/15/2030	8,593
3,424		7.000%, 12/15/2030	3,500
5,508		7.000%, 8/15/2031	5,682
25,217		7.000%, 10/15/2031	26,033
7,200		7.000%, 12/15/2031	7,457
4,534		7.500%, 8/15/2029	4,689
20,191		7.500%, 10/15/2029	20,838
818		7.500%, 10/15/2030	848
3,867		7.500%, 1/15/2031	4,027
1,365		8.000%, 10/15/2029	1,404
4,558		8.000%, 11/15/2029	4,682
3,551		8.000%, 1/15/2030	3,646
1,753		8.000%, 10/15/2030	1,802
26,278		8.000%, 11/15/2030	27,149
1,837		8.500%, 5/15/2029	1,892
		TOTAL	338,365,389
	[1]	Uniform Mortgage-Backed Securities, TBA—15.3%
50,000,000		3.000%, 10/20/2055	44,659,155
47,500,000		3.500%, 10/1/2055	43,401,268
30,000,000		3.500%, 10/20/2055	27,360,507
24,000,000		4.000%, 10/1/2055	22,615,313
55,000,000		4.000%, 10/20/2055	51,716,918
50,000,000		4.500%, 10/20/2055	48,486,125
50,000,000		5.000%, 10/1/2055	49,583,986
45,150,000		5.000%, 10/20/2055	44,910,276
215,000,000		5.500%, 10/1/2055	216,788,864
25,000,000		5.500%, 10/20/2055	25,185,497
145,000,000		6.000%, 10/1/2055	148,115,238
		TOTAL	722,823,147
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,363,036,948)	4,467,397,685
		COLLATERALIZED MORTGAGE OBLIGATIONS—16.2%
	[2]	Federal Home Loan Mortgage Corporation—3.7%
8,533,176		REMIC, Series 4661, Class GF, 4.936% (30-DAY AVERAGE SOFR +0.564%), 2/15/2047	8,413,086
12,401,292		REMIC, Series 4944, Class F, 4.920% (30-DAY AVERAGE SOFR +0.564%), 1/25/2050	12,248,277
6,122,467		REMIC, Series 4988, Class KF, 4.820% (30-DAY AVERAGE SOFR +0.464%), 7/25/2050	6,049,584

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[2]	Federal Home Loan Mortgage Corporation—continued
$ 18,248,035		REMIC, Series 5338, Class FH, 4.786% (30-DAY AVERAGE SOFR +0.414%), 4/15/2045	$ 17,945,335
11,615,886		REMIC, Series 5342, Class FB, 4.920% (30-DAY AVERAGE SOFR +0.564%), 11/25/2049	11,302,234
17,776,882		REMIC, Series 5393, Class HF, 5.306% (30-DAY AVERAGE SOFR +0.950%), 3/25/2054	17,796,028
7,834,261		REMIC, Series 5396, Class FQ, 5.356% (30-DAY AVERAGE SOFR +1.000%), 4/25/2054	7,809,340
33,658,494		REMIC, Series 5400, Class FA, 5.106% (30-DAY AVERAGE SOFR +0.750%), 4/25/2054	33,451,222
35,226,988		REMIC, Series 5428, Class JF, 5.456% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	35,245,570
25,747,879		REMIC, Series 5457, Class GF, 5.456% (30-DAY AVERAGE SOFR +1.100%), 10/25/2054	25,725,952
		TOTAL	175,986,628
	[2]	Federal National Mortgage Association—8.5%
13,554,849		REMIC, Series 2011-131, Class FT, 4.930% (30-DAY AVERAGE SOFR +0.574%), 12/25/2041	13,417,349
2,168,573		REMIC, Series 2017-30, Class FA, 4.820% (30-DAY AVERAGE SOFR +0.464%), 5/25/2047	2,122,091
6,190,016		REMIC, Series 2019-34, Class FC, 4.870% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	6,113,002
4,614,677		REMIC, Series 2019-43, Class FD, 4.868% (30-DAY AVERAGE SOFR +0.000%), 8/25/2049	4,527,356
10,683,322		REMIC, Series 2019-66, Class FA, 4.920% (30-DAY AVERAGE SOFR +0.564%), 11/25/2059	10,511,122
72,391,181		REMIC, Series 2022-65, Class FB, 5.156% (30-DAY AVERAGE SOFR +0.800%), 9/25/2052	71,340,806
23,363,444		REMIC, Series 2022-70, Class FA, 5.216% (30-DAY AVERAGE SOFR +0.860%), 10/25/2052	23,107,731
37,523,699		REMIC, Series 2023-42, Class FA, 4.770% (30-DAY AVERAGE SOFR +0.414%), 10/25/2048	36,732,767
18,353,225		REMIC, Series 2024-13, Class FA, 5.356% (30-DAY AVERAGE SOFR +1.000%), 10/25/2053	18,297,358
36,253,175		REMIC, Series 2024-15, Class FA, 5.556% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	36,305,862
32,627,857		REMIC, Series 2024-15, Class FB, 5.156% (30-DAY AVERAGE SOFR +0.800%), 4/25/2054	32,484,739
11,445,327		REMIC, Series 2024-25, Class FA, 5.456% (30-DAY AVERAGE SOFR +1.100%), 5/25/2054	11,436,491
26,643,547		REMIC, Series 2024-40, Class FC, 5.256% (30-DAY AVERAGE SOFR +0.900%), 5/25/2054	26,552,424
15,165,283		REMIC, Series 2024-82, Class CF, 5.706% (30-DAY AVERAGE SOFR +1.350%), 11/25/2054	15,201,170
41,997,388		REMIC, Series 2025-9, Class FG, 5.706% (30-DAY AVERAGE SOFR +1.350%), 3/25/2055	42,098,283
25,835,456		REMIC, Series 2025-13, Class FA, 5.650% (30-DAY AVERAGE SOFR +0.000%), 3/25/2055	25,889,700
22,621,751		REMIC, Series 2025-62, Class FM, 5.656% (30-DAY AVERAGE SOFR +1.300%), 8/25/2055	22,670,926
		TOTAL	398,809,177
	[2]	Government National Mortgage Association—2.7%
5,662,647		REMIC, Series 2022-175, Class FA, 5.288% (30-DAY AVERAGE SOFR +0.900%), 10/20/2052	5,618,364
23,967,730		REMIC, Series 2023-35, Class FH, 4.938% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	23,660,754
9,496,461		REMIC, Series 2023-63, Class FM, 5.188% (30-DAY AVERAGE SOFR +0.800%), 5/20/2053	9,475,647
4,438,572		REMIC, Series 2023-111, Class FD, 5.388% (30-DAY AVERAGE SOFR +1.000%), 8/20/2053	4,438,552
18,020,817		REMIC, Series 2023-112, Class AF, 5.438% (30-DAY AVERAGE SOFR +1.050%), 8/20/2053	18,071,610
16,055,077		REMIC, Series 2024-59, Class MF, 5.488% (30-DAY AVERAGE SOFR +1.100%), 4/20/2054	16,048,625
7,643,021		REMIC, Series 2024-113, Class FJ, 4.938% (30-DAY AVERAGE SOFR +0.550%), 9/20/2053	7,602,145
39,933,226		REMIC, Series 2025-133, Class DF, 5.388% (30-DAY AVERAGE SOFR +1.000%), 8/20/2055	39,933,046
		TOTAL	124,848,743
		Non-Agency Mortgage—1.3%
402,671		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	223,306
30,623,299		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	27,613,604
26,126,705		JP Morgan Mortgage Trust 2022-3, Class A2, 3.000%, 8/25/2052	22,596,537
5,501,321		JP Morgan Mortgage Trust 2022-4, Class A3, 3.000%, 10/25/2052	4,757,998
4,927,051		JP Morgan Mortgage Trust 2022-6, Class A3, 3.000%, 11/25/2052	4,261,322
89,513		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.560%, 8/25/2035	85,101
1,302,099		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,124,856
2,225,164		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	1,897,979
		TOTAL	62,560,703
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $759,631,725)	762,205,251

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—1.4%
		Auto Receivables—0.5%
$ 20,562,000		Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class B, 5.290%, 8/15/2035	$ 20,934,335
		Single Family Rental Securities—0.6%
14,505,933		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	14,471,464
14,808,453		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	14,861,306
		TOTAL	29,332,770
		Student Loans—0.3%
2,202,703	[2]	SMB Private Education Loan Trust 2018-A, Class A2B, 5.064% (CME Term SOFR 1 Month +0.914%), 2/15/2036	2,199,847
5,207,109	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 5.364% (CME Term SOFR 1 Month +1.214%), 7/15/2053	5,222,601
1,998,109		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	1,879,029
4,170,193		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	3,896,333
2,902,957		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	2,748,183
		TOTAL	15,945,993
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $66,197,030)	66,213,098
		INVESTMENT COMPANY—2.9%
136,323,273		Federated Hermes Government Obligations Fund, Premier Shares, 4.06%[3] (IDENTIFIED COST $136,323,273)	136,323,273
		TOTAL INVESTMENT IN SECURITIES—115.4% (IDENTIFIED COST $5,325,188,976)	5,432,139,307
		OTHER ASSETS AND LIABILITIES - NET—(15.4)%[4]	(725,022,743)
		NET ASSETS—100%	$4,707,116,564
At September 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 2-Year Long Futures	577	$120,245,899	December 2025	$64,054
United States Treasury Notes 5-Year Long Futures	1,056	$115,310,250	December 2025	$90,330
United States Treasury Notes 10-Year Long Futures	649	$73,012,500	December 2025	$313,160
United States Treasury Notes 10-Year Ultra Long Futures	97	$11,162,578	December 2025	$121,027
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$588,571
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2024	$411,777,353
Purchases at Cost	$1,013,937,293
Proceeds from Sales	$(1,289,391,373)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 9/30/2025	$136,323,273
Shares Held as of 9/30/2025	136,323,273
Dividend Income	$7,305,527

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities. A significant portion of this balance is a result of dollar-roll transactions as of September 30, 2025.
Note: The categories of investments are shown as a percentage of net assets at September 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$4,467,397,685	$—	$4,467,397,685
Collateralized Mortgage Obligations	—	762,205,251	—	762,205,251
Asset-Backed Securities	—	66,213,098	—	66,213,098
Investment Company	136,323,273	—	—	136,323,273
TOTAL SECURITIES	$136,323,273	$5,295,816,034	$—	$5,432,139,307
Other Financial Instruments:[1]
Assets	$588,571	$—	$—	$588,571

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate